Accrued Expenses and Other Current Liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued litigation provision	$ 2,077,753	$ 2,683,968
Accrued payroll	1,951,347	2,675,282
Accrued professional service fees	1,766,673	978,602
Accrued welfare benefits	1,367,536	1,297,147
Advances from customers	415,475	722,553
Business tax payable	287,365	472,534
Value-added tax payable	158,292	0
Other accrued expenses	891,605	713,719
Other taxes payable	437,438	472,845
Total	$ 9,353,484	$ 10,016,650